Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2025
Investments in Associates and Joint Ventures [Abstract]
Summary of Condensed Financial Statements
The following tables
represent the gross amount of Schwab’s total

assets, liabilities, net revenues, net income

available to common stockholders, other

comprehensive income (loss),
and comprehensive income (loss) for the

comparative year.
Summarized Financial Information
(millions of Canadian dollars) As at
September 30
2024
Total assets $ 630,363
Total liabilities 566,502
(millions of Canadian dollars) For the year ended
September 30
2024
Total net revenues $ 25,493
Total net income available to common stockholders 6,376
Total other comprehensive income (loss) 8,356
Total comprehensive income (loss)

14,732